Share Capital (Details)																								12 Months Ended
	Dec. 02, 2024 USD ($)	Oct. 03, 2024 USD ($) $ / shares shares	May 24, 2024 USD ($) $ / shares shares	May 20, 2024 USD ($) $ / shares shares	May 17, 2024 USD ($) $ / shares shares	Apr. 26, 2024 USD ($) shares	Apr. 10, 2024 USD ($)	Mar. 27, 2024 USD ($) $ / shares shares	Mar. 05, 2024 USD ($) $ / shares shares	Mar. 04, 2024 USD ($) $ / shares shares	Feb. 02, 2024 USD ($) $ / shares shares	Oct. 11, 2023 USD ($) shares	Aug. 14, 2023 USD ($) shares	Jul. 31, 2023 USD ($)	Jul. 26, 2023 USD ($) $ / shares shares	Jun. 06, 2023 USD ($) shares	May 02, 2023 USD ($) $ / shares shares	Jan. 26, 2023 USD ($) shares	Jan. 24, 2023 USD ($) $ / shares	Sep. 22, 2022 USD ($) $ / shares	Sep. 21, 2022 USD ($) $ / shares	Aug. 11, 2022 USD ($) $ / shares	Apr. 22, 2022	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Sep. 19, 2023 shares
Share Capital [Line Items]
Common shares issued (in Shares) | shares										4,598																10,998
Purchase price of per share (in Dollars per share) | $ / shares										$ 16.4352
Purchase of warrant (in Shares) | shares										4,524
Price per share (in Dollars per share) | $ / shares										$ 16.4272
Gross proceeds										$ 150,000
Prefunded warrant exercised (in Dollars per share) | $ / shares										$ 0.008
Prefunded warrant
Issued common shares (in Shares) | shares				150,720
Cancelled common shares (in Shares) | shares						148,437										257
Fair value						$ 1,445,188										$ 200,014	$ 528,315
Issued common shares (in Shares) | shares			188,285
Expenses related to the RSUs as consulting fees			$ 900,000
Debt settlement			647,703				$ 353,159																	27,554	$ 113,037
Share issuance cost																								$ 728,056
Fair value replacement to the cancelled shares issued															$ 86,137
Settle the principal amount													$ 328,000
Overdue fees													32,960
Conversion value														$ 360,960
Fair value option agreement												$ 431,149
Weighted average number of ordinary shares outstanding basic (in Shares) | shares																								1,042,014	56,316
Weighted average number of common shares outstanding diluted (in Shares) | shares																								1,042,014	56,316
General and administrative expenses																								$ 1,260,712	$ 323,347
Exercised shares																									5,128
Accounting fees																									$ 100,000
Prepaid expenses																									647,703
Gain on debt settlement	$ 9,670																							$ 1,205
Corbo Capital Inc [Member]
Share Capital [Line Items]
Common shares issued (in Shares) | shares								38,593	4,598		3,510
Purchase price of per share (in Dollars per share) | $ / shares								$ 9.736	$ 13.4976		$ 32.48
Purchase of warrant (in Shares) | shares								623,402	4,662		18,287
Price per share (in Dollars per share) | $ / shares								$ 9.728	$ 13.4896		$ 32.472
Gross proceeds								$ 5,000,000	$ 125,000		$ 708,000
Prefunded warrant exercised (in Dollars per share) | $ / shares								$ 0.008	$ 0.008		$ 0.008
Prefunded warrant											$ 3,370
Issued common shares (in Shares) | shares									4,662															623,402
DRNK Beverage Corp [Member]
Share Capital [Line Items]
Common shares issued (in Shares) | shares				31,142	31,142
Purchase price of per share (in Dollars per share) | $ / shares				$ 8.248	$ 8.248
Purchase of warrant (in Shares) | shares				150,720	271,961
Price per share (in Dollars per share) | $ / shares				$ 8.24	$ 8.24
Gross proceeds				$ 1,500,000	$ 2,500,000
Prefunded warrant exercised (in Dollars per share) | $ / shares				$ 0.008	$ 0.008
Prefunded warrant
Issued common shares (in Shares) | shares					271,961
Univest Securities, LLC (“Univest”) [Member]
Share Capital [Line Items]
Common shares issued (in Shares) | shares		129,470
Purchase price of per share (in Dollars per share) | $ / shares		$ 2
Purchase of warrant (in Shares) | shares		620,530
Price per share (in Dollars per share) | $ / shares		$ 0.0002
Gross proceeds		$ 1,500,000
Prefunded warrant exercised (in Dollars per share) | $ / shares		$ 0.0002
Issued common shares (in Shares) | shares		620,530
Share issuance cost																								$ 728,056
Halo Collective Inc. (“Halo”) [Member]
Share Capital [Line Items]
Fair value													$ 314,384
Restricted Stock Units [Member[
Share Capital [Line Items]
Common shares issued (in Shares) | shares																	7,965	5,263
Fair value of the granted RSUs			1,547,703												$ 86,137		$ 179,037		$ 774,736	$ 168,000	$ 598,321	$ 212,386
Expenses related to the RSUs as consulting fees			$ 900,000																					798,795	$ 1,249,986
Fair value of RSU																	$ 707,352	$ 774,736
Maximum percentage of issued share capital in qualifying ESOP incentives																									20.00%
Granted shares			188,285												1,759		7,965		5,128	375	1,236	257	3,100
General and administrative expenses																								$ 561,285
Vesting period																							36 months
Market price per share of RSUs granted (in Dollars per share) | $ / shares			$ 8.22												$ 48.96		$ 88.8		$ 147.2	$ 448	$ 484	$ 824
Exercised shares																	7,965							188,285	1,759
Cancelled shares																	5,949
ESOP [Member]
Share Capital [Line Items]
Common shares issued (in Shares) | shares																	5,949
Holigen Limited [Member]
Share Capital [Line Items]
Fair value of the granted RSUs			$ 1,547,703
Common Shares [Member]
Share Capital [Line Items]
Stock price (in Dollars per share) | $ / shares
Prefunded Warrants [Member]
Share Capital [Line Items]
Issued common shares (in Shares) | shares																								4,524
Prefunded Warrants [Member] | Corbo Capital Inc [Member]
Share Capital [Line Items]
Issued common shares (in Shares) | shares																								18,287
Prefunded Warrants [Member] | Univest Securities, LLC (“Univest”) [Member]
Share Capital [Line Items]
Purchase of warrant (in Shares) | shares		620,530
Common Shares [Member]
Share Capital [Line Items]
Common shares issued (in Shares) | shares												10,998	7,277		1,759